Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary Of Inventories

Details of inventories at December 31, 2023 and 2022 are as follows:

(In thousand Euros)	December 31, 2023	December 31, 2022
Raw materials	41,066	47,668
Semi-finished goods	31,623	31,195
Finished goods	19,789	27,706
Total	92,478	106,569